Note 17 - Financial Instruments (Details 2)	12 Months Ended
Nov. 30, 2020 USD ($)
Undiscounted future cash flows	$ 9,677,136
Accounts Payable
Undiscounted future cash flows	4,103,966
Accrued Liabilities
Undiscounted future cash flows	1,780,272
Employee Costs Payable
Undiscounted future cash flows	1,665,236
Operating Lease Liability
Undiscounted future cash flows	163,904
Convertible Debentures
Undiscounted future cash flows	1,800,000
Promissory Notes Payable
Undiscounted future cash flows	163,758
Less Than 3 Months
Undiscounted future cash flows	9,054,208
Less Than 3 Months | Accounts Payable
Undiscounted future cash flows	4,103,966
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	1,780,272
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	1,665,236
Less Than 3 Months | Operating Lease Liability
Undiscounted future cash flows	40,976
Less Than 3 Months | Convertible Debentures
Undiscounted future cash flows	1,300,000
Less Than 3 Months | Promissory Notes Payable
Undiscounted future cash flows	163,758
Three to Six Months
Undiscounted future cash flows	540,976
Three to Six Months | Accounts Payable
Undiscounted future cash flows	0
Three to Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Three to Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three to Six Months | Operating Lease Liability
Undiscounted future cash flows	40,976
Three to Six Months | Convertible Debentures
Undiscounted future cash flows	500,000
Three to Six Months | Promissory Notes Payable
Undiscounted future cash flows	0
Six to Nine Months
Undiscounted future cash flows	40,976
Six to Nine Months | Accounts Payable
Undiscounted future cash flows	0
Six to Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Six to Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six to Nine Months | Operating Lease Liability
Undiscounted future cash flows	40,976
Six to Nine Months | Convertible Debentures
Undiscounted future cash flows	0
Six to Nine Months | Promissory Notes Payable
Undiscounted future cash flows	0
Nine Months to One Year
Undiscounted future cash flows	40,976
Nine Months to One Year | Accounts Payable
Undiscounted future cash flows	0
Nine Months to One Year | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months to One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months to One Year | Operating Lease Liability
Undiscounted future cash flows	40,976
Nine Months to One Year | Convertible Debentures
Undiscounted future cash flows	0
Nine Months to One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Operating Lease Liability
Undiscounted future cash flows	0
Greater Than One Year | Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted future cash flows	$ 0